Equity (Details) - shares shares in Thousands		Dec. 31, 2020	Dec. 31, 2019
Class A Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	[1]	10,000	10,000
Number of shares, Issued and paid-in
Class B Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	[1]	10,000	10,000
Number of shares, Issued and paid-in
Class C Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	[1]	10,000	10,000
Number of shares, Issued and paid-in
Class D Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	[1]	10,000	10,000
Number of shares, Issued and paid-in
Class E Preferred Shares [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	[1]	10,000	10,000
Number of shares, Issued and paid-in
Ordinary Share [Member]
Disclosure of classes of share capital [line items]
Number of shares, Authorized	[1]	10,000	250,000
Number of shares, Issued and paid-in	[1]	172,106	19,564

[1]	Restated to reflect a 1:10 reverse ratio of the ADSs, that took place in August 2020.